COMMITMENTS AND CONTINGENCIES (Details)			9 Months Ended
	Sep. 25, 2022 USD ($) D $ / shares shares	Dec. 14, 2020 D item $ / shares shares	Sep. 30, 2022 USD ($) $ / shares	Dec. 14, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Minimum percentage of founder share holders entitled to make demands		30.00%
Maximum number of demands for registration of securities | item		3
Deferred fee per unit			$ 0.35		$ 0.35
Aggregate underwriter cash discount | $			$ 9,660,000
Common stock, par value	$ 0.00001
Stock price trigger		$ 12.00
Class A Common Stock
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, par value	$ 0.0001		$ 0.0001		0.0001
Class B Common Stock
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, par value			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Merger Agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of common stock distributed	100.00%
Maximum term for automatic conversion of stock following the closing of the Merger	180 days
Stock price trigger	$ 12.00
Threshold trading days | D	20	20
Threshold consecutive trading days | D	30	30
Threshold net tangible assets | $	$ 5,000,001
Threshold aggregate gross purchase price of any other purchase of shares | $	$ 9,500,000
Lock-up period		180 days
Merger Agreement | CXApp
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issuable upon merger | shares	6,900,000
Term of breach unable to be cured, or is not cured	30 days
Termination fee | $	$ 2,000,000.0
Percentage of shares not be subject to foregoing lock-up		10.00%
Merger Agreement | CXApp | Class A Common Stock
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of stock as merger consideration	10.00%
Merger Agreement | CXApp | Class C common stock
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of stock as merger consideration	90.00%
Separation Agreement | Inpixon | CXApp
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash Contribution upon seperation | $	$ 10,000,000
Sponsor Support Agreement | Class A Common Stock
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Minimum number of shares issuable to sponsor | shares		5,150,000
Sponsor Support Agreement | Class B Common Stock
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares exchanged | shares		6,150,000